Pension Plans, Postretirement and Other Employee Benefits - Weighted-Average Assumptions used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate	4.20%	4.30%	4.10%
Pension Plans, Defined Benefit | United States
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate	4.20%	4.30%	4.10%
Expected long-term return on plan assets	7.80%	7.60%	7.80%
Pension Plans, Defined Benefit | Foreign
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate	2.80%	3.50%	3.20%
Expected long-term return on plan assets	5.20%	5.70%	5.90%
Rate of compensation increase	2.50%	2.70%	3.00%